Annual Total Returns[BarChart] - Nationwide Investor Destinations Aggressive Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.98%)	16.10%	26.29%	4.53%	(2.58%)	10.16%	19.88%	(10.23%)	26.06%	13.41%